UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21283

Excelsior Buyout Investors, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road Stamford, CT	06905
(Address of principal executive offices)	(Zip code)

James D. Bowden

Bank of America Capital Advisors LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-352-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

EXCELSIOR

BUYOUT INVESTORS, LLC

INVESTOR REPORT

For the Six Months Ended

September 30, 2008 (Unaudited)

Excelsior Buyout Investors, LLC

Excelsior Buyout Investors, LLC

Portfolio of Investments at September 30, 2008 (Unaudited)

Percent Owned&		Acquisition Date##	Cost	Fair Value	% of Net Assets***
PRIVATE INVESTMENT FUNDS**, #
Domestic Buyout Funds
0.46%	2003 Riverside Capital Appreciation Fund, L.P.	06/04-09/08	$2,092,813	$3,723,657	8.19%
0.73%	Berkshire Partners VI, L.P.	06/04-06/08	3,847,809	11,719,460	25.78%
1.96%	Blue Point Capital Partners, L.P.	06/04-06/07	—	1,864,812	4.10%
0.94%	Blum Strategic Partners II, L.P.	06/04-05/08	—	2,486,077	5.47%
0.56%	Catterton Partners V, L.P.	06/04-07/08	1,922,556	2,713,750	5.97%
1.91%	Charlesbank Equity Fund V, L.P.	06/04-07/08	123,278	7,086,207	15.59%
1.03%	Lincolnshire Equity Fund III, L.P.	12/04-07/08	272,204	2,470,808	5.43%

			8,258,660	32,064,771	70.53%

European Buyout Funds
0.99%	Advent Global Private Equity Fund IV-A, L.P.	06/04-04/08	—	1,186,497	2.61%
0.44%	Cognetas Fund, L.P.* (fka.Electra European Fund, L.P.)	06/04-06/08	—	1,047,287	2.30%

			—	2,233,784	4.91%

Distressed Investment Funds
0.33%	MatlinPatterson Global Opportunities Partners, L.P.	06/04	—	1,355,163	2.98%
0.16%	OCM Principal Opportunities Fund II, L.P.	06/04-12/04	—	760,841	1.68%

			—	2,116,004	4.66%

	TOTAL — PRIVATE INVESTMENT FUNDS		8,258,660	36,414,559	80.10%

TOTAL INVESTMENTS			8,258,660	36,414,559	80.10%

OTHER ASSETS & LIABILITIES (NET)				9,047,650	19.90%

NET ASSETS				$45,462,209	100.00%

*	Investment is denominated in Euros. Values shown are in U.S. dollars.
**	Restricted as to public resale and illiquid. Acquired from June 2004 to September 2008. Total cost of restricted and illiquid securities at September 30, 2008 aggregated $8,258,660. Total fair value of restricted and illiquid securities owned at September 30, 2008 was $36,414,559 or 80.10% of net assets.
***	Based on Fair Value.
#	Non-income producing securities.
##	Required disclosure for restricted securities only.
&	Represents fair value of the Fund’s investment as a percentage of Underlying Funds’ total capital.

The accompanying notes are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Assets and Liabilities

September 30, 2008 (Unaudited)

ASSETS:
Investments, at fair value (Cost $8,258,660) (Note 2)	$36,414,559
Cash and Cash Equivalents (Note 2)	11,915,879
Interest receivable and other assets	19,285

Total Assets	48,349,723

LIABILITIES:
Accrued incentive carried interest (Note 3)	2,596,721
Management fees payable (Note 3)	114,781
Professional fees payable	147,002
Administration fees payable (Note 3)	19,168
Board of Managers’ fees payable (Note 3)	1,252
Printing fees payable	4,744
Custody fees payable (Note 3)	2,216
Miscellaneous payable	1,630

Total Liabilities	2,887,514

NET ASSETS	$45,462,209

NET ASSETS consist of:
Members’ Capital*	$17,306,310
Accumulated unrealized appreciation on investments	28,155,899

Total Net Assets	$45,462,209

Units of Membership Interests Outstanding (100,000 units authorized)	64,015

NET ASSET VALUE PER UNIT	$710.18

*	Members’ Capital includes accumulated net investment income, accumulated realized gains, accrued incentive carried interest, contributions from and distributions to Members.

The accompanying notes are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Operations

For the six months ended September 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest income	$84,787

Total Income	84,787

EXPENSES:
Management fees (Note 3)	241,145
Professional fees	112,691
Administration fees (Note 3)	57,504
Board of Managers’ fees (Note 3)	25,752
Custodian fees	7,775
Printing fees	6,412
Insurance expense	9,099
Other expenses	11,643

Total Expenses	472,021

NET INVESTMENT LOSS	(387,234)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (Note 2)
Net realized gain on investments	1,683,281
Net change in unrealized (appreciation) on investments	(4,589,303)

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS	(2,906,022)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS BEFORE INCENTIVE CARRIED INTEREST	(3,293,256)
Net change in incentive carried interest	164,669

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS AFTER INCENTIVE CARRIED INTEREST	$(3,128,587)

The accompanying notes are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statements of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	For the fiscal year ended March 31, 2008 (Audited)

OPERATIONS AND INCENTIVE CARRIED INTEREST:
Net investment loss	$(387,234)	$(290,579)
Net realized gain on investments	1,683,281	15,786,677
Net change in unrealized (depreciation) on investments	(4,589,303)	(1,023,493)
Net change in incentive carried interest	164,669	(1,241,275)

Net (decrease)/increase in net assets resulting from operations after incentive carried interest	(3,128,587)	13,231,330
TRANSACTIONS IN UNITS OF MEMBERSHIP INTEREST:
Net (decrease) in net assets resulting from distribution to members	(5,121,200)	(20,808,646)

Net (decrease) in net assets	(8,249,787)	(7,577,316)

NET ASSETS:
Beginning of period	53,711,996	61,289,312

End of period	$45,462,209	$53,711,996

The accompanying notes are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Cash Flows

For the six months ended September 30, 2008 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (decrease) in net assets resulting from operations after incentive carried interest	$(3,128,587)
Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments	(771,099)
Distributions received from underlying funds	4,510,608
Net change in unrealized depreciation on investments	4,589,303
Net realized (gain) on investments	(1,683,281)
Decrease in Receivable from broker	424,394
Decrease in Receivable from affiliate	3,359
Decrease in Interest receivable and other assets	16,272
(Decrease) in Accrued incentive carried interest	(164,669)
(Decrease) in Management fees payable	(19,252)
Increase in Professional fees payable	45,882
(Decrease) in Board of Managers’ fees payable	(8,248)
(Decrease) in Custody fees payable	(231)
Increase in Printing fees payable	4,744
(Decrease) in Miscellaneous payable	(8,505)

Net cash provided by operating activities	3,810,690

CASH FLOWS FOR FINANCING ACTIVITIES
Distributions to Members declared and paid	(5,121,200)

Net cash (used in) financing activities	(5,121,200)

Net (decrease) in cash	(1,310,510)
Cash and Cash Equivalents at beginning of period	13,226,389

Cash and Cash Equivalents at end of period	$11,915,879

The accompanying notes are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Financial Highlights — Selected Per Unit Data and Ratios

	Six months ended September 30, 2008 (Unaudited)	Fiscal year ended March 31, 2008 (Audited)	Fiscal year ended March 31, 2007 (Audited)	Fiscal year ended March 31, 2006 (Audited)	April 16, 2004 (commencement of operations) to March 31, 2005 (Audited)
Per Unit Operating Performance: (1)
NET ASSET VALUE, BEGINNING OF PERIOD (2)	$839.05	$957.42	$980.62	$1,068.28	$1,000.00
Deduction of offering costs from contributions	—	—	—	—	(6.33)

INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)	(6.05)	(4.54)	(0.58)	(1.68)	(10.99)
Net realized and unrealized (loss) on investments	(45.39)	230.62	232.03	137.89	295.82
Net change in incentive carried interest	2.57	(19.39)	(9.65)	(3.87)	(10.22)

Net (decrease) in net assets resulting from operations after incentive carried interest	(48.87)	206.69	221.80	132.34	274.61

DISTRIBUTION TO MEMBERS:
Net change in Members’ Capital due to distributions to Members	(80.00)	(325.06)	(245.00)	(220.00)	(200.00)

NET ASSET VALUE, END OF PERIOD	$710.18	$839.05	$957.42	$980.62	$1,068.28

TOTAL NET ASSET VALUE RETURN (3),(1)	(6.25)%	24.82%	26.00%	13.07%	28.16%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$45,462	$53,712	$61,289	$62,774	$68,386
Ratios to Average Net Assets: (4)
Expenses excluding incentive carried interest	1.90%	1.86%	1.75%	1.68%	2.03%
Net change in Incentive carried interest	(0.66)%	2.14%	1.02%	0.37%	0.95%
Expenses plus incentive carried interest	1.24%	4.00%	2.77%	2.05%	2.98%
Net investment (loss) excluding incentive carried interest	(1.56)%	(0.50)%	(0.06)%	(0.16)%	(1.07)%
Portfolio Turnover Rate (5)	0.00%	0.00%	0.00%	0.00%	0.00%
(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	The net asset value for the beginning period April 16, 2004 (Commencement of Operations) to March 31, 2005 represents the initial contribution per unit of $1,000.
(3)	Not annualized for 2005. Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the effects of offering costs, the performance of the Fund during the period, the net change in the incentive carried interest and assumes dividends and distributions, if any, were reinvested. The Fund’s units are not traded in any market, and therefore the market value total investment return is not calculated. Excluding the effect of the change in incentive carried interest, the total net asset value return would have been 25.22% for the fiscal year March 31, 2008.
(4)	Ratios do not reflect the Fund’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Underlying Funds. The Underlying Fund expense ratios have been obtained from audited financials but are unaudited information in these Financial Statements. The Underlying Funds expense ratios excluding incentive carried interest, incentive carried interest and expenses plus incentive carried interest range from 0.06% to 2.05%, 0.09% to 24.34% and 1.07% to 16.8%, respectively. The Underlying Funds management fees range from 1.25% to 2.00% on committed capital during the initial investment period and typically decrease over time as the Underlying Fund seeks to exit investments. The Underlying Funds incentive fees are generally 20% of profits generated by the Underlying Funds. Ratios for the period April 16, 2004 (Commencement of Operations) to March 31, 2005 are annualized.
(5)	Distributions from Underlying Funds for the periods ended September 30, 2008, March 31, 2008, 2007, 2006, and the period April 16, 2004 to March 31, 2005 are $4,493,701, $24,343,909, $16,092,133, $16,810,926, and $15,877,353, respectively, and are not included in the calculation.

The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR BUYOUT INVESTORS, LLC

NOTES TO FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

Note 1 — Organization

Excelsior Buyout Investors, LLC (the “Fund”) is a non-diversified, closed-end management investment company which has registered its securities under the Securities Act of 1933, as amended, and has registered as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on January 7, 2003. The Fund commenced operations on April 16, 2004. The duration of the Fund is ten years from the final subscription closing which occurred on April 16, 2004. The Board of Managers of the Fund (the “Board” or the “Board of Managers”) has the right, in its sole discretion, to extend the term for up to two additional two-year periods, after which the approval of members of the Fund (“Members”) who represent 66 2/3% of the Fund’s outstanding Units may determine to extend the term of the Fund.

The Fund’s investment objective is to achieve long-term capital appreciation. Current income is not an objective. There can be no assurance that the Fund will achieve its investment objective. The Fund seeks to achieve its objective primarily by investing in a broad-based portfolio of existing buyout-focused funds. The Fund has invested in domestic private equity buyout funds, European buyout funds and funds engaged in distressed investing (collectively, the “Underlying Funds”). The Underlying Funds are not registered as investment companies under the Investment Company Act.

Excelsior Buyout Management, LLC (the “Managing Member”) serves as the Managing Member of the Fund pursuant to the operating agreement of the Fund and is responsible for the day-to-day management of the Fund. The Managing Member is indirectly majority owned by Bank of America Corporation (“Bank of America”). The Managing Member does not directly receive compensation from the Fund, however it does receive compensation from the Fund’s investment adviser. The Managing Member has made an investment in the Fund in exchange for 100 Units or 0.156%.

Bank of America Capital Advisors, LLC (“BACA” or the “Investment Adviser”) is a registered investment adviser that serves as investment adviser for the Fund and is responsible for identifying, evaluating, structuring, monitoring and disposing of the Fund’s investments. The Investment Adviser is compensated as described in Note 3. Prior to December 16, 2005, U.S. Trust Company, N.A., a national bank acting through its registered investment advisory division, U.S. Trust Company, N.A. Asset Management Division, served as the investment adviser to the Fund (“USTAM”) under an investment advisory agreement with the Fund. Effective December 16, 2005, UST Advisers, Inc. (the former “Investment Adviser”), at the time a wholly-owned subsidiary of U.S. Trust Company, N.A., assumed U.S. Trust Company, N.A.’s duties under the agreement pursuant to an assumption agreement. On March 31, 2006, U.S. Trust Company, N.A. merged with its affiliate, United States Trust Company, National Association (“U.S. Trust”), with U.S. Trust as the surviving entity.

On July 1, 2007, U.S. Trust Corporation and all of its subsidiaries, including U.S. Trust and the former Investment Adviser, were acquired by Bank of America, a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina 28255 (the “Sale”). As a result of the Sale, the former Investment Adviser (an indirect subsidiary of U.S. Trust) became an indirect wholly-owned subsidiary of, and controlled by, Bank of America. Prior to the Sale, U.S. Trust and its subsidiaries, including the former Investment Adviser, were controlled by The Charles Schwab Corporation. The former Investment Adviser continued to serve as the investment adviser to the Fund after the Sale pursuant to a new investment advisory agreement with the Fund (the

“Advisory Agreement”) that was approved by the Board at a special meeting of the Board held on January 12, 2007, and at a special meeting of Members of the Fund held on March 15, 2007. The Advisory Agreement is identical in all material respects to the previous investment advisory agreement except for the term and the date of effectiveness. On February 22, 2008, U.S. Trust merged into Bank of America, N.A. (“BANA”), an indirect wholly-owned subsidiary of Bank of America.

On March 11, 2008, the Fund’s Board of Managers approved a transfer of the former Investment Advisor’s rights and obligations in the Advisory Agreement between the Fund and the former Investment Adviser, dated July 1, 2007, to BACA, an indirect wholly-owned subsidiary of Bank of America, which is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Transfer”). This change was a product of corporate mergers resulting from the acquisition by Bank of America of U.S. Trust Corporation in July 2007. The transfer of the Advisory Agreement from the former Investment Adviser to BACA did not change (i) the way the Fund is managed, including the level of services provided, (ii) the team of investment professionals providing services to the Fund, or (iii) the management and incentive fees the Fund pays. The Transfer became effective on May 29, 2008.

Pursuant to the Fund’s operating agreement, the business and affairs of the Fund are overseen by a three member Board of Managers (the “Board”). The Board is analogous to a board of directors of a corporation.

Note 2 — Significant Accounting Policies

A.  Basis of Presentation and Use of Estimates

The following is a summary of the Fund’s significant accounting policies. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

B.  Cash and Cash Equivalents:

Cash and cash equivalents consist of deposits with PNC Bank, N.A. All highly liquid or short-term investments are listed separately on the Portfolio of Investments.

C.  Investment Valuation:

The Fund will compute its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Valuation Committee of the Board. In determining its net asset value, the Fund will value its investments as of such quarter-end.

The Board and the Valuation Committee have approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. In accordance with these procedures, fair value as of each quarter-end ordinarily will be the value determined as of such-quarter-end by each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund’s interest were redeemed at the time of valuation (although it is not generally expected that the types of Underlying Funds in which the Fund may invest will provide the Fund with redemption rights), based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund or, in certain cases, the Board or the Valuation Committee, will consider such information, and may conclude in certain circumstances that the information provided by an Underlying Fund’s manager does not represent the fair value of the Fund’s interests in an Underlying Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Underlying Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Underlying Fund’s net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to review and supervision of the Fund’s Board and Valuation Committee. In the event that an Underlying Fund does not report a quarter-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well as on any other relevant information available at the time the Fund values its portfolio. Because of the inherent uncertainty of valuation, the values of the Underlying Funds may differ significantly from the values that would have been used had a ready market for the Underlying Funds held by the Fund been available.

The Underlying Funds were purchased pursuant to a Securities Purchase Agreement dated December 19, 2003 between the Fund and AIG Global Investment Corp. and certain of its affiliates (“AIG”). As part of the Securities Purchase Agreement, the Fund has assumed all future commitments to the Underlying Funds from AIG. The purchase price paid by the Fund to AIG for each Underlying Fund was an amount equal to the net capital contributions previously made by AIG to the Underlying Funds, less any distributions previously made to AIG from the Underlying Funds.

At September 30, 2008, the value assigned to the Underlying Funds was $36,414,559 or 80.10% of the Fund’s net assets. Such securities were valued by the Investment Adviser under the supervision of the Board. The values assigned to interests in the Underlying Funds are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The Underlying Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. However, due to the nature of the Fund’s investments in Underlying Funds, such risks are limited to the Fund’s capital balance in each such Underlying Fund, which is the current value as included in the Portfolio of Investments.

D.  Short-term Investments:

The Fund may invest in short-term notes that are stated at amortized cost, which approximates fair value. At September 30, 2008, the Fund did not invest in any short-term notes.

E.  Security transactions and investment income:

Distributions of cash or in-kind securities from an Underlying Fund are recorded as a return of capital and serve to reduce the cost basis of the Underlying Fund. Distributions received in excess of the cost basis are recognized as realized gains. Distributions are recorded when they are received from the Underlying Funds.

F.  Income taxes:

Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Fund is not subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gains, losses, deductions and expenses. See note 9 for disclosure regarding uncertain tax positions.

The cost of the Underlying Funds for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Underlying Funds. As of September 30, 2008, the Fund has not received information to determine the tax cost of the Underlying Funds as of September 30, 2008. Based on the amounts reported to the Fund on Schedule K-1 as of December 31, 2007, and after adjustment for purchases and sales between December 31, 2007 and September 30, 2008, the estimated cost of the Underlying Funds at September 30, 2008 for federal tax purposes is $17,613,312. The resulting estimated net unrealized appreciation for tax purposes on the Underlying Funds at September 30, 2008 is $18,801,247.

G.  Distribution policy:

Distributions of available cash will be made by the Fund at such times and in such amounts as determined by the Managing Member in its sole discretion.

Distributions shall be made to Members in accordance with the following order of priority:

(a)	first, 100% to the Members pro rata in accordance with their percentage interest until aggregate distributions to Members equal the sum of (i) their capital contributions and (ii) an amount equal to an 8% annual cumulative return on their unreturned capital contributions as of the date of such distribution;

(b)	second, 100% to the Investment Adviser until the Investment Adviser has received an amount equal to 5% of all prior distributions described in (a) above that are in excess of Members’ capital contributions; and

(c)	thereafter, 95% to Members pro rata in proportion to their percentage interest and 5% to the Investment Adviser.

The Fund will not reinvest income from its investments or the proceeds from the sale of its investments.

H.  Restrictions on transfer:

Interests of the Fund are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Managing Member, which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

I.  Fees of the Underlying Funds:

Each Underlying Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees referred to as an allocation of profits. In addition to the Fund level expenses shown on the Fund’s statement of operations, Members of the Fund will indirectly bear the fees and expenses charged by the Underlying Funds. These fees are reflected in the valuations of the Underlying Funds and are not reflected in the ratios to average net assets in the Financial Highlights. However, the Fund has disclosed in the Financial Highlights, a range of the expense ratios and fees charged by the Underlying Funds.

J.  Foreign Currency Translation:

The books and records of the Fund are maintained in U.S. dollars. Generally, assets and liabilities denominated in non-U.S. dollar currencies are translated into U.S. dollar equivalents using valuation date exchange rates, while purchases, realized gains or losses and expenses are translated at the transaction date exchange rates. The Fund currently has one investment in an Underlying Fund denominated in Euros. The Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in fair values of the investments during the period.

K.  Incentive Carried Interest:

The net change in Incentive Carried Interest, defined below, is accrued each quarter and disclosed at each quarter-end. The net change in Incentive Carried Interest is calculated based on a hypothetical liquidation of the Fund’s portfolio and then allocated pursuant to the distribution policy as more fully described in Note 2G.

Note 3 — Management Fee, Administration Fee and Related Party Transactions

Under the Advisory Agreement, the Fund pays the Investment Adviser an annual management fee equal to 1.00% of the Fund’s net asset value and payable as of the end of each fiscal quarter. As more fully described in Note 2G above, after Members have received distributions equal to the amount of their capital contributions and an 8% annual cumulative return on their unreturned capital contributions, the Investment Adviser will receive distributions in an amount equal to 5% of the distributions to Members in excess of their capital contributions (the “Incentive Carried Interest”). The Incentive Carried Interest is paid in addition to the 1.00% management fee. At September 30, 2008, the accrued Incentive Carried Interest was $2,596,721.

U.S. Trust Company, N.A. entered into an Investment Monitoring Agreement (the “Monitoring Agreement”) with AIG on December 19, 2003. Effective December 16, 2005, the former Investment Adviser assumed U.S. Trust Company, N.A.’s obligations under the Monitoring Agreement pursuant to an assumption agreement. Under the Monitoring Agreement, AIG provides the Investment Adviser certain information regarding the Underlying Funds including, but not limited to, quarterly portfolio reviews related to the Underlying Funds, private equity reviews and fund write-ups. AIG has no investment management discretion with respect to the Fund and does not provide any investment advice with respect to the investments of the Fund. The Investment Adviser pays AIG an annual fee of approximately half of 1% per annum of the Fund’s net asset value related to the Fund’s investments in the existing Underlying Funds pursuant to the terms of the Monitoring Agreement. The Fund does not reimburse the Investment Adviser for fees paid to AIG.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund retains PNC Global Investment Servicing (“PNCGIS”) (formerly, known as PFPC, Inc.), a majority-owned subsidiary of The PNC Financial Services Group, as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Fund’s custodian. In consideration for its services, the Fund (i) pays PNCGIS a variable fee between 0.07% and 0.105%, based on average quarterly net assets, payable monthly, subject to a minimum monthly fee, (ii) pays annual fees of approximately $36,667 for taxation services and (iii) reimburses PNCGIS for out-of-pocket expenses. For the period ended September 30, 2008, the aggregate fees paid to PNCGIS for all services is $86,595.

Charles Schwab & Co., Inc. (the “Distributor”), a subsidiary of Schwab, served as the Fund’s distributor for the offering of Units. The former Investment Adviser reimbursed the Distributor for its out-of-pocket expenses incurred in connection with this offering. The Distributor had entered into an agreement with UST Securities Corp. (the “Selling Agent”) relating to the purchase of Units through the Selling Agent acting as brokers or agents for its customers. For the period ending September 30, 2008, $0 was paid to the Distributor relating to Underwriting and Placement Agent activities.

As of September 12, 2008, the Board is made up of three Managers who are not “interested persons” of the Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Disinterested Managers”). Mr. David R. Bailin, a member of the Board who was an “interested person” of the Fund as defined in Section 2(a)(19) of the Investment Company Act resigned from the Board effective September 12, 2008. The Disinterested Managers receive $2,000 per meeting attended and $5,000 annually for their services. The chairperson receives $2,500 per meeting and $6,000 annually. The audit committee members receive $750 per meeting attended and the audit committee chairperson receives $500 annually. All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each annual, regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as directors. No person who is an officer, manager or employee of Bank of America, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund.

Note 4 — Capital Commitments of Fund Members to the Fund

As of September 30, 2008, each Member, including the Managing Member, has contributed 100% of its total $64,015,000 capital commitment to the Fund.

Note 5 — Capital Commitments of the Fund to Underlying Funds

As of September 30, 2008, the Fund had outstanding investment commitments to Underlying Funds totaling $7,322,663 as listed.

Fund Investments:	Unfunded Commitments
2003 Riverside Capital Appreciation Fund, L.P.	$591,311
Advent Global Private Equity IV-A, L.P.	250,501
Berkshire Partners VI, L.P.	1,520,625
Blue Point Capital Partners, L.P.	1,155,537
Blum Strategic Partners II, L.P.	394,081
Catterton Partners V, L.P.	227,622
Charlesbank Equity Fund V, L.P.	753,252
Cognetas Fund L.P. (a)	349,063
Lincolnshire Equity Fund III, L.P.	2,080,671
MatlinPatterson Global Opportunities Partners, L.P	—
OCM Principal Opportunities Fund II, L.P.	—

Totals	$7,322,663

(a)	The Fund’s unfunded commitment to Cognetas Fund L.P is €247,703 translated at the September 30, 2008 euro foreign exchange rate of $1.4092.

Note 6 — Description of Underlying Funds

The Fund’s investments in domestic buyout funds include Berkshire Partners VI, L.P., which focuses on larger middle market growth buyouts; Blue Point Capital Partners, L.P., which focuses on value-oriented lower middle-market buyouts outside of the Northeastern United States; Blum Strategic Partners II, L.P., which focuses on undervalued public small-cap companies; Catterton Partners V, L.P., which focuses on consumer focused middle-market growth buyouts; Charlesbank Equity Fund V, L.P., which focuses on broad based middle-market buyouts; Lincolnshire Equity Fund III, L.P., which focuses on acquiring and growing small and middle market companies; and 2003 Riverside Capital Appreciation Fund, L.P., which focuses on lower middle-market buyouts.

The Fund’s investments in distressed investment funds include MatlinPatterson Global Opportunities Partners, L.P., which focuses on severely discounted securities and obligations, and OCM Principal Opportunities Fund II, L.P., which focuses on undervalued middle-market companies.

The Fund’s investments in European buyout funds include Advent Global Private Equity IV, L.P., which focuses on middle-market growth buyouts across western Europe, and Cognetas Fund, L.P., which focuses on value oriented middle-market buyouts, primarily in the United Kingdom, France and Germany.

Due to the nature of the Underlying Funds, the Fund cannot redeem its positions in the Underlying Funds except through distributions from the Underlying Funds, which are made at the discretion of the Underlying Funds. The Fund has no right to demand repayment of its investment in the Underlying Funds.

Note 7 — Pending Litigation

USTAM, certain of its affiliates, including U.S. Trust, and others were named in four shareholder class action lawsuits and two derivative actions which allege that USTAM, certain of its affiliates and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain mutual funds managed by USTAM. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class action and derivative lawsuits. Several affiliates of USTAM and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and under Section 36(b) and 48(a) of the Investment Company Act of 1940, as amended, however, have not been dismissed.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information and consultation with counsel, BANA believes that the likelihood is remote that the pending litigation will materially affect the Investment Adviser’s ability to provide investment management services to the Fund. Neither the Investment Adviser nor the Fund is a party to the lawsuits described above.

Note 8 — Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Note 9 — New Accounting Pronouncements

Effective April 1, 2007, the Fund adopted the Financial Accounting Standards Board (“FASB”) FASB interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The Fund has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Fund’s financial statements. There are neither tax liabilities nor deferred tax assets relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2007. The statute of limitations on the Fund’s U.S. Federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and expands disclosures about fair value measurements. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the level within the fair value hierarchy at which the Fund investments are measured at September 30, 2008:

	Unadjusted quoted prices in active markets for identical securities (Level 1)	Quoted prices which are not active, or inputs that are observable (Level 2)	Prices, inputs or modeling techniques that are both significant to the fair value measurement and unobservable (Level 3)	Total
Assets:
Investments in Securities	$—	$—	$36,414,559	$36,414,559
Other Investments*	—	—	—	—

Totals	$—	$—	$36,414,559	$36,414,559

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Totals	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

The following is a reconciliation of the Investments in Securities within Level 3 used in determining value:

Prices, inputs or modeling techniques that are both significant to the fair value measurement and unobservable (Level 3)
Balances as of 3/31/08	$43,060,090
Net realized gain/(loss) on investments	1,683,281
Change in unrealized (appreciation) on investments	(4,589,303)
Net purchases/(sales)	(3,739,509)
Net transfers in and out of Level 3	—

Balances as of 9/30/08	$36,414,559

Consistent with and as more fully described in Note 2.C, the Fund values its Underlying Fund investments using amounts reported by the Underlying Funds’ managers. As the net asset value reported by the Underlying Funds’ manager which is the primary input to the valuation of the Fund’s investment in the Underlying Funds, is not considered an observable input, the Fund’s investments in Underlying Funds are classified as Level 3 assets.

In February 2007, FASB issued Statement No. 159 (“SFAS 159”), “The Fair Value Option for Financial Assets and Financial Liabilities” which is effective for Financial Statements issued for fiscal year beginning after November 15, 2007. SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value, with changes in fair value recognized in earnings. The Fund adopted SFAS 159 on April 1, 2008. The Fund did not elect to measure any items at fair value, which are not already measured at fair value, such as the Fund’s investments, pursuant to the provisions of SFAS 159. As a result, the adoption did not have a material impact on the Fund’s financial condition, liquidity or results of operations.

Note 10 — Concentrations of Market, Credit and Industry Risk

The Fund’s investments are subject to various risk factors including market, credit, industry and currency risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by the private placement offering memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner.

Note 11 — Subsequent Events

On October 17, 2008, the Fund declared a $40 per unit distribution and distributed $2,560,600 to Members.

Effective November 14, 2008, Mr. Ben Tanen replaced Mr. Raghav Nandagopal as the portfolio manager (the “Portfolio Manager”) primarily responsible for the day-to-day management of the Fund’s portfolio, subject to such policies as may be adopted by the Board.

Mr. Tanen joined the Investment Adviser in 2007 via Bank of America’s acquisition of U.S. Trust., which he joined in 2005. Mr. Tanen oversees certain direct investments and fund investments for the private equity funds of US Trust. Prior to joining US Trust in September 2005, Mr. Tanen was an associate and a vice president at Dawntreader Ventures (formerly SoundView Ventures), an early and mid-stage venture capital firm investing in software and business services companies. Previously, Mr. Tanen was an associate analyst at Giga Information Group (now Forrester Research), a technology research and advisory firm. Mr. Tanen holds the Chartered Financial Analyst designation. Mr. Tanen received an AB degree from the Department of the History of Science at Harvard University.

Proxy Voting and Form N-Q (Unaudited)

Information regarding proxy votes cast by the Fund (if any) is available without charge, upon request, by calling the Fund collect at 203-352-4497 or on the website of the Securities and Exchange Commission at www.sec.gov. The Fund did not receive any proxy solicitations during the period ended September 30, 2008.

The Fund files a complete portfolio schedule with the Securities and Exchange Commission within 60 days after the end of the first and third fiscal quarters on Form N-Q, beginning with the quarter ended December 31, 2004. The Form N-Q is available at www.sec.gov and may be obtained at no charge by calling collect at 203-352-4497.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Effective November 14, 2008, Mr. Ben Tanen replaced Mr. Raghav Nandagopal as the portfolio manager (the “Portfolio Manager”) primarily responsible for the day-to-day management of the Fund’s portfolio, subject to such policies as may be adopted by the Board.

Mr. Tanen joined the Investment Adviser in 2007 via Bank of America’s acquisition of U.S. Trust., which he joined in 2005. Mr. Tanen oversees certain direct investments and fund investments for the private equity funds of US Trust. Prior to joining US Trust in September 2005, Mr. Tanen was an associate and a vice president at Dawntreader Ventures (formerly SoundView Ventures), an early and mid-stage venture capital firm investing in software and business services companies. Previously, Mr. Tanen was an associate analyst at Giga Information Group (now Forrester Research), a technology research and advisory firm. Mr. Tanen holds the Chartered Financial Analyst designation. Mr. Tanen received an AB degree from the Department of the History of Science at Harvard University.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member – As of September 30, 2008:

Ben Tanen

Registered Investment Companies Managed		Other Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
1	$0	1	$27,430,927	n/a	n/a

Registered Investment Companies Managed		Other Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
1	$0	1	$27,430,927	n/a	n/a

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise in connection with the Portfolio Manager’s day-to-day portfolio management responsibilities with respect to more than one fund. The Portfolio Manager may manage other accounts with investment strategies similar to the registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and the Portfolio Manager may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the registrant. A conflict may also exist if the Portfolio Manager identifies a limited investment opportunity that may be appropriate for more than one account, but the registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the Portfolio Manager may execute transactions for other accounts that may adversely impact the value of securities held by the registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Manager are generally managed in a similar fashion.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members – As of September 30, 2008:

The Portfolio Manager’s compensation consists of a combination of a fixed salary and a discretionary bonus. The discretionary bonus is not tied directly to the performance of, or value of assets, of the registrant or any other fund managed by the Investment Adviser. The amount of salary and bonus paid to the Portfolio Manager is based on a variety of factors, including, without limitation, the financial performance of the Investment Adviser, execution of managerial responsibilities, client interactions, support and general teamwork.

(a)(4)	Disclosure of Securities Ownership – As of September 30, 2008:

Ownership of Fund Securities

The Portfolio Manager owns $0 of interests in the registrant.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Excelsior Buyout Investors, LLC

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date	December 5, 2008

By (Signature and Title)*	/s/ Steven L. Suss
Steven L. Suss, Chief Financial Officer

Date	December 5, 2008

*	Print the name and title of each signing officer under his or her signature.